Statement to Securityholder

Ally Auto Receivables Trust 2012-SN1

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2012-SN1

2. Factor Summary	Asset Type:	Consumer Lease

3. Interest Summary	Closing Date:	9/19/2012

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2012-SN1

5. Collateral Summary	Collection Period, Begin:	11/1/2013

	Collection Period, End:	11/30/2013

6. Charge-Off and Delinquency Rates	Determination Date:	12/16/2013

7. Credit Instruments	Distribution Date:	12/20/2013

ABS Investor Relations - Ally Financial Inc. as Servicer

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes, Class C Notes, and the Secured Notes have not been and will not be registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. Accordingly, the Class B Notes, Class C Notes, and the Secured Notes are not transferable other than pursuant to an exemption under the Securities Act and satisfaction of other specified provisions of the AART Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2012-SN1

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
Class A-1	02006GAA2	213,000,000.00	0.00	0.0025031	0.00	0.00	0.00	0.00	0.00	0.00
Class A-2	02006GAB0	480,000,000.00	208,878,200.84	0.0051000	42,101,643.32	88,773.24	42,190,416.56	0.00	0.00	166,776,557.52
Class A-3	02006GAC8	440,000,000.00	440,000,000.00	0.0057000	0.00	209,000.00	209,000.00	0.00	0.00	440,000,000.00
Class A-4	02006GAD6	132,540,000.00	132,540,000.00	0.0070000	0.00	77,315.00	77,315.00	0.00	0.00	132,540,000.00
Class B	02006GAE4	83,861,000.00	83,861,000.00	0.0143000	0.00	99,934.36	99,934.36	0.00	0.00	83,861,000.00
Class C	02006GAG9	49,554,000.00	49,554,000.00	0.0194000	0.00	80,112.30	80,112.30	0.00	0.00	49,554,000.00
AART Notes		1,398,955,000.00	914,833,200.84		42,101,643.32	555,134.90	42,656,778.22	0.00	0.00	872,731,557.52

Secured Note		1,411,534,429.55	973,152,630.63	0.0194000	42,101,643.32	1,573,263.42	43,674,906.74	0.00	0.00	931,050,987.31

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
Class A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-2	435.1629184	87.7117569	0.1849443	87.8967012	0.00000000	347.4511615
Class A-3	1,000.0000000	0.0000000	0.4750000	0.4750000	0.00000000	1,000.0000000
Class A-4	1,000.0000000	0.0000000	0.5833333	0.5833333	0.00000000	1,000.0000000
Class B	1,000.0000000	0.0000000	1.1916667	1.1916667	0.00000000	1,000.0000000
Class C	1,000.0000000	0.0000000	1.6166667	1.6166667	0.00000000	1,000.0000000
Secured Note	689.4289011	29.8268625	1.1145767	30.9414392	0.00000000	659.6020386

Statement to Securityholder

Ally Auto Receivables Trust 2012-SN1

	Beginning Factor	Ending Factor
Series 2012-SN1 Portfolio	674.4614154	646.0521277
Aggregate ABS Value	712.4892596	684.8770853
Secured Note	689.4289011	659.6020386

	Beginning Factor	Ending Factor
Note Pool Factor	0.6539404	0.6238453

3. Interest Summary

Class	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Note Interest Rate	Target Interest Distribution	Actual Interest Distribution	Beginning Interest Carryover Shortfall Amount	Interest Carryover Shortfall Amount Allocated/ (Repaid) (1)-(2)=(3)	Cumulative Interest Carryover Shortfall Amount
					(1)	(2)		(3)
Class A-1	11/20/2013	12/19/2013	Actual/360	0.0025031	—	—	0.00	0.00	0.00
Class A-2	11/20/2013	12/19/2013	30/360	0.0051000	88,773.24	88,773.24	0.00	0.00	0.00
Class A-3	11/20/2013	12/19/2013	30/360	0.0057000	209,000.00	209,000.00	0.00	0.00	0.00
Class A-4	11/20/2013	12/19/2013	30/360	0.0070000	77,315.00	77,315.00	0.00	0.00	0.00
Class B	11/20/2013	12/19/2013	30/360	0.0143000	99,934.36	99,934.36	0.00	0.00	0.00
Class C	11/20/2013	12/19/2013	30/360	0.0194000	80,112.30	80,112.30	0.00	0.00	0.00
Secured Note	11/20/2013	12/19/2013	30/360	0.0194000	1,573,263.42	1,573,263.42	0.00	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2012-SN1
 4. Collections and Dist

A. ACOLT
Collections
Monthly Lease Payments	19,797,765.09
Pull Ahead Payments	1,625.64
Warranty Payments	0.00
Administrative Purchase Payments	176,092.65
Sale Proceeds	30,621,086.50
Monthly Payment Advances	1,546,076.79
Residual Advances	0.00
Extended Lease Payments	0.00
Optional Purchase Price	0.00
Insurance Proceeds	0.00
Security Deposits	0.00
Other Amounts Received	99,388.17
ACOLT Collections	52,242,034.84

Reserve Fund Draw Amount	0.00
Reimbursement of Monthly Payment Advances	662,052.07
Reimbursement of Residual Advances	11,949.10
Total ACOLT Available Distribution Amount	51,568,033.67

Distributions
Total ACOLT Available Distribution Amount	51,568,033.67
Basic Servicing Fee	905,306.25
Secured Note Interest Distributable Amount	1,573,263.42
Secured Note Principal Distributable Amount	42,101,643.32
AART Collection Account Shortfall Amount	0.00
Reserve Account Deposit	0.00
Indenture Trustee expenses	0.00
Excess Total ACOLT Collection Amount to the ACOLT Certificateholder	6,987,820.68

Statement to Securityholder

Ally Auto Receivables Trust 2012-SN1

B. AART
Collections
AART Collection Account Shortfall Amount	0.00
Secured Note Interest Distributable Amount	1,573,263.42
Secured Note Principal Distributable Amount	42,101,643.32
Warranty Payments and Administrative Purchase Payments	0.00
Amounts deposited into the AART Collection Account on the Optional Purchase Date	0.00
Total AART Collections/Available Amount	43,674,906.74

Distributions
Total AART Available Amount	43,674,906.74
Administration Fee	8,109.61
Aggregate Class A Interest Distributable Amount	375,088.24
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	99,934.36
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	80,112.30
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	0.00
Noteholders' Regular Principal Distributable Amount	42,101,643.32
Indenture Trustee Expenses	0.00
Excess To Be Released to AART Certificateholders	1,010,018.91

Statement to Securityholder

Ally Auto Receivables Trust 2012-SN1
 5. Collateral Summary

A. Balances

	Initial	Beginning	Ending
Series 2012-SN1 Portfolio	1,711,725,004.75	1,154,492,469.50	1,105,863,581.30
Aggregate ABS Value	1,524,749,295.50	1,086,367,496.58	1,044,265,853.26
Secured Note	1,411,534,429.55	973,152,630.63	931,050,987.31
AART Notes	1,398,955,000.00	914,833,200.84	872,731,557.52
 There have been no lease assets or secured notes with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Number of Lease Assets

	Initial Number of Lease Assets	Beginning Number of Lease Assets	Scheduled Terminations	Early Terminations Not Default	Early Terminations Default	Repurchases	Other	Ending Number of Lease Assets
Deal Totals	66,570	56,948	200	1,324	11	8	-1	55,406

C. Pool Composition - Weighted Averages

	Initial Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Initial Weighted Average Original Term	Beginning Weighted Average Original Term	Ending Weighted Average Original Term	Initial Weighted Average Remaining Term	Beginning Weighted Average Remaining Term	Ending Weighted Average Remaining Term
Deal Totals	1.7582000	1.7421000	1.7412000	36.69	36.73	36.77	27.53	14.26	13.42

D. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.33%	0.33%	0.42%	0.41%	0.47%	0.62%	0.56%	0.77%	0.81%	0.82%	0.76%	0.97%	1.10%	1.15%	1.16%	1.21%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2012-SN1

6. Losses and Delinquencies

	Early Term Defaults			Returned Vehicles Sold			Delinquencies
	Average ABS Value	Net Loss (Gains)	Charge-Off Ratio	Aggregate ABS Value	Residual Loss (Gain)	Residual Loss Ratio	Average ABS Value	Over 60 Days	Percent Delinquent
Current	1,065,316,674.92	24,781.27	0.03	26,593,535.88	(3,924,702.03)	(14.76)	1,065,316,674.92	1,255,478.79	0.12
Preceding	1,106,679,252.52	26,765.96	0.03	24,933,375.67	(4,007,133.61)	(16.07)	1,106,679,252.52	950,522.34	0.09
Next Preceding	1,144,856,116.04	(29,183.45)	(0.03)	19,467,441.74	(3,485,801.26)	(17.91)	1,144,856,116.04	836,889.00	0.07
Three Month Average			0.01			(16.25)			0.09

Aggregate ABS Value	215,068.93			26,593,535.88
Residual Advance Reimb.	N/A			11,949.10
Aggregate Sales Proceeds	189,236.44			30,431,850.06
Excess Wear/Mileage Charges	0.00			28,534.46
Other Amounts Received	1,051.22			69,802.49
Current Net Losses (Gains)	24,781.27			(3,924,702.03)			Delinquency Stratification	Amount	Number of Leases

Beginning Cum Net Losses (Gains)	60,494.95			(31,234,259.02)			31 - 60 Days	4,571,834.00	234
Current Net Losses (Gains)	24,781.27			(3,924,702.03)			61-90 Days	1,116,200.31	56
Ending Cum Net Losses (Gains)	85,276.22			(35,158,961.05)			> 90 days	139,278.48	7
There have been no material changes related to delinquencies, charge-offs, or uncollectible amounts. The information contained in this reporting is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2012-SN1.

Statement to Securityholder

Ally Auto Receivables Trust 2012-SN1

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	Additions	Reductions	Ending Balance	Required Amount

Reserve Account	7,623,746.48	7,623,746.48	0.00	0.00	7,623,746.48	7,623,746.48
Monthly Payment Advances	1,787,195.29	2,144,424.93	1,546,076.79	662,052.07	3,028,449.65	N/A
Residual Advances	0.00	38,331.60	0.00	11,949.10	26,382.50	N/A
Payments Ahead	2,861,967.45	3,534,313.39	495,070.57	850,989.40	3,178,394.56	N/A

8. Performance Tests

ACOLT Event of Default	All Tests Passed
AART Event of Default	All Tests Passed
Administrator Default	All Tests Passed
Servicer Default	All Tests Passed
Aggregate Overcollateralization Target reached?	OC Target has been Reached
Initial Aggregate Overcollateralization Amount	125,794,295.50
Current Aggregate Overcollateralization Amount	171,534,295.74
Overcollateralization Target Amount	171,534,295.74
Initial ACOLT Overcollateralization Amount	113,214,865.95
Current ACOLT Overcollateralization Amount	113,214,865.95
Initial AART Overcollateralization Amount	12,579,429.55
Current AART Overcollateralization Amount	58,319,429.79
 This Servicer Certificate relates only to AART 2012-SN1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2012-SN1 will perform in the future. There have been no material modifications, waivers or extensions relating to the terms of or fees, penalties or payments on pool assets during the distribution period or that cumulatively, have become material over time.